LONG TERM LOANS (Schedule of Maturities on Long Term Loans) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Long-term Debt, by Current and Noncurrent [Abstract]
2022	$ 691
2023	877
2024	877
2025	738
2026 and after	3,487
Total	$ 6,670